10. Debt Issue Costs - Debt Issue Costs (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Debt issue costs, Beginning	$ 161,946	$ 161,946	$ 247,197
Debt issue costs			69,600
Amortization expense		(117,098)	(154,851)
Debt issue costs, Ending		44,848	161,946
Quarter One Report [Member]
Debt issue costs, Beginning	161,946	$ 161,946
Amortization expense	(38,612)
Debt issue costs, Ending	$ 123,334		$ 161,946